CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (18,993,015)	$ (2,640,091)	$ (6,148,350)	$ (5,836,369)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on fair market valuation of derivatives	817,680	1,225,700	673,000
Depreciation and amortization	310,473	27,618	41,309	14,088
Loss on disposal of property and equipment				1,322
Warrants issued with common stock and debt	5,038,986	383,005	1,355,990	135,400
Stock issued for interest expense	284,101	55,777	1,039,081
Stock issued for compensation	1,657,860
Stock issued for services	2,900,368	671,924	773,165
Equity instruments issued with debt greater than debt carrying amount	4,808,000	1,562,000	2,054,000
Preferred Stock issued for compensation				200,000
Impairment of goodwill				4,799,965
Change in accounts receivable and inventory reserve	(1,391)	(5,000)	359,126	79,534
Changes in operating assets and liabilities:
Accounts receivable	(149,538)	(516,005)	(41,450)	(74,629)
Inventory	(91,271)	8,102	(75,389)	258,300
Prepaid expenses	(85,924)		(857)
Prepaid inventory		51,988	51,988	(37,212)
Note receivable	173,754		(173,754)
Deposits	(152,547)	(2,439,532)	(3,388,887)	5,000
Accounts payable	(749,479)	1,578,564	973,441	207,176
Due to officers				(500)
Net cash used in operations	(5,867,303)	(2,487,350)	(3,853,587)	(247,925)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of property and equipment				6,293
Purchase of property and equipment	(1,989,237)			(534)
Purchase of intangile assets - domain names	(11,500)
Purchase of intangible assets			(11,400)
Cash assumed in acquisition			100
Cash assumed in reverse merger		100		35
Net cash used in investing activities	(2,000,737)	100	(11,300)	5,794
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of notes payable	7,344,737	1,757,474	2,403,474	264,306
Proceeds from issuance of notes payable to related parties	27,500	17,502	17,502	44,190
Payment on notes payable	(300,000)	(100,000)	(100,000)	(150,000)
Payments on notes payable to related parties	(130,000)	(20,000)	(20,000)	(89,192)
Proceeds from issuance of common stock and warrants and common stock subscribed	4,014,919	856,660	1,574,542	180,000
Proceeds from issuance of common stock from the exercise of warrants	293,420
Short swing profit payment	67,100
Net cash provided by financing activities	11,317,676	2,511,636	3,875,518	249,304
NET CHANGE IN CASH AND CASH EQUIVALENTS	3,449,636	24,386	10,631	7,173
CASH AND CASH EQUIVALENTS, beginning of period	26,943	16,312	16,312	9,139
CASH AND CASH EQUIVALENTS, end of period	3,476,579	40,698	26,943	16,312
SUPPLEMENTAL DISCLOSURE FOR OPERATING ACTIVITIES
Cash paid for interest	285,371	6,750	13,500
SUPPLEMENTAL DISCLOSURE FOR FINANCING ACTIVITIES
Warrant expense	$ 5,038,986	$ 383,005	$ 1,355,990	$ 135,400